segment information - Income before income taxes (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2020
Income before income taxes
Operating revenues - external and other income	$ 4,401	$ 4,111	$ 8,683	$ 8,135
Goods and services purchased	1,637	1,609	3,231	3,157
Employee benefits expense	1,171	1,051	2,290	2,066
EBITDA	1,593		3,162	2,912	$ 6,540	$ 6,290	$ 5,638
Depreciation	536	527	1,087	1,051
Amortization of intangible assets	295	266	586	531
Operating income	762	658	1,489	1,330
Financing costs	97	203	276	410
Income before income taxes	$ 665	$ 455	$ 1,213	$ 920